Impacts of Adoption of ASU 2023-08	12 Months Ended
Dec. 31, 2023
Impacts of Adoption of ASU 2023-08
Impacts of Adoption of ASU 2023-08

Note 21. Impacts of Adoption of ASU 2023-08

The following tables present a summary of the impacts of the adoption of ASU 2023-08, effective January 1, 2023, on the Company’s interim Condensed Consolidated Statements of Operations provided during the year ended December 31, 2023 (all amounts are unaudited):

	For the three months ended March 31, 2023
Consolidated Statements of Operations	As previously reported	Effects of adoption	As adjusted
Total revenue	$73,236	$—	$73,236
Realized gain on sale of Bitcoin	(13,775)	13,775	—
Impairment of Bitcoin	4,472	(4,472)	—
Change in fair value of Bitcoin	—	(83,504)	(83,504)
Operating income (loss)	(56,827)	74,201	17,374
Net income (loss)	$(55,688)	$74,201	$18,513
Basic net income (loss) per share	$(0.33)	$0.44	$0.11
Diluted net income (loss) per share	$(0.33)	$0.44	$0.11
Basic weighted average number of shares outstanding	167,342,500	—	167,342,500
Diluted weighted average number of shares outstanding	167,342,500	4,771,833	172,114,333

	For the three months ended June 30, 2023			For the six months ended June 30, 2023
Consolidated Statements of Operations	As previously reported	Effects of adoption	As adjusted	As previously reported	Effects of adoption	As adjusted
Total revenue	$76,739	$—	$76,739	$149,975	$—	$149,975
Realized gain on sale of Bitcoin	(19,828)	19,828	—	(33,603)	33,603	—
Impairment of Bitcoin	5,638	(5,638)	—	10,110	(10,110)	—
Change in fair value of Bitcoin	—	(14,490)	(14,490)	—	(97,994)	(97,994)
Operating income (loss)	(32,483)	300	(32,183)	(89,310)	74,501	(14,809)
Net income (loss)	$(27,687)	$300	$(27,387)	$(83,375)	$74,501	$(8,874)
Basic and diluted net income (loss) per share	$(0.17)	$0.01	$(0.16)	$(0.51)	$0.46	$(0.05)
Basic and diluted weighted average number of shares outstanding	167,342,813	—	167,342,813	162,559,956	—	162,559,956

	For the three months ended September 30, 2023			For the nine months ended September 30, 2023
Consolidated Statements of Operations	As previously reported	Effects of adoption	As adjusted	As previously reported	Effects of adoption	As adjusted
Total revenue	$51,891	$—	$51,891	$201,866	$—	$201,866
Realized gain on sale of Bitcoin	(13,495)	13,495	—	(47,098)	47,098	—
Impairment of Bitcoin	4,041	(4,041)	—	14,151	(14,151)	—
Change in fair value of Bitcoin	—	25,261	25,261	—	(72,733)	(72,733)
Operating income (loss)	(47,831)	(34,715)	(82,546)	(137,141)	39,786	(97,355)
Net income (loss)	$(45,325)	$(34,715)	$(80,040)	$(128,700)	$39,786	$(88,914)
Basic and diluted net income (loss) per share	$(0.25)	$(0.19)	$(0.44)	$(0.76)	$0.23	$(0.53)
Basic and diluted weighted average number of shares outstanding	180,952,689	—	180,952,689	168,758,240	—	168,758,240